Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating Activities
Net earnings	$ 5,045	$ (822)	$ 17,853	$ 9,441
Adjustment for non-cash items:
Remeasurement gain on secured note	(24,897)		(56,463)
Gain on disposition of mineral interests				(21,943)
Stock-based compensation	139		2,654	2,934
Other income - flow-through shares	(786)	(713)	(966)	(1,047)
Income tax expense	7,579	218	13,806	5,033
Unrealized foreign exchange loss	13,571		20,734
Other non-cash items	(1,813)	(113)	(2,147)	305
Adjustment for cash items:
Environmental rehabilitation disbursements	(2,323)	(1,471)	(2,992)	(1,952)
Changes in working capital items:
Amounts receivable and prepaid expenses	(2,513)	(1,518)	(894)	(870)
Accounts payable and accrued liabilities	16,741	4,566	14,050	5,691
Net cash from (used in) operating activities	10,743	147	5,635	(2,408)
Investing Activities
Investment in short-term deposits	(189,599)	(24,302)	(308,238)	(24,325)
Redemption of short-term deposits	171,382		200,643
Mineral interests, property and equipment	(75,585)	(25,550)	(107,867)	(45,335)
Interest paid	(4,762)		(9,775)
Long-term receivables	(82)	(5,573)	(30,463)	(8,012)
Investment in reclamation deposits	(714)	(828)	(5,411)	(8,278)
Cash proceeds from disposition of mineral interests				21,943
Net cash used in investing activities	(99,360)	(56,253)	(261,111)	(64,007)
Financing Activities
Secured note			282,263
Share issuance net of costs	(58)	11,801	22,081	43,028
Exercise of options		1,537	2,659	8,841
Exercise of warrants				7,825
Payment of lease liabilities	(153)	(20)	(217)	(57)
Net cash from (used in) financing activities	(211)	13,318	306,786	59,637
Effects of exchange rate fluctuation on cash and cash equivalents	1,957	158	3,331	(161)
Net increase (decrease) in cash and cash equivalents during the period	(86,871)	(42,630)	54,641	(6,939)
Cash and cash equivalents, beginning of the period	153,035	53,219	11,523	17,528
Cash and cash equivalents, end of the period	$ 66,164	$ 10,589	$ 66,164	$ 10,589